Retirement Benefits - Summary of Assumptions for Sensitivity Analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted average inflation rate used in the calculation of the defined benefit obligation	1.70%
Rate of increase in pensionable remuneration
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	3.80%	4.10%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in pensionable remuneration | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (1,780)	$ (1,975)
Rate of increase in pensionable remuneration | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 1,948	$ 2,266
Rate of increase in pensions in payment
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	1.60%	1.60%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in pensions in payment | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (10,937)	$ (9,541)
Rate of increase in pensions in payment | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 13,523	$ 11,757
Rate of increase in health-care costs
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	6.00%	6.10%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in health-care costs | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (605)	$ (546)
Rate of increase in health-care costs | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 751	$ 675
Discount rate for pension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	1.50%	2.10%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Discount rate for pension plans | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 21,463	$ 18,431
Discount rate for pension plans | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (16,382)	$ (14,155)
Discount rate for health-care plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	2.60%	3.20%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Discount rate for health-care plans | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 791	$ 704
Discount rate for health-care plans | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (624)	$ (558)
Men
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	87 years	87 years
Range of assumptions, expected age at death decrease	1 year
Range of assumptions, expected age at death increase	1 year
Men | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (2,022)	$ (1,717)
Men | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 2,112	$ 1,782
Women
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	88 years	89 years
Range of assumptions, expected age at death decrease	1 year
Range of assumptions, expected age at death increase	1 year
Women | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (1,985)	$ (1,631)
Women | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 2,070	$ 1,694